UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2024	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 16,361,199	$ 48,129,194
Other financial assets	16,453,083	12,135,020
Trade receivables	211,185,318	158,006,474
Other receivables	30,686,962	28,824,998
Income and minimum presumed recoverable income taxes	1,381,839	9,444,898
Inventories	129,162,538	140,426,975
Biological assets	1,947,754	146,842
Total current assets	407,178,693	397,114,401
NON-CURRENT ASSETS
Other financial assets	444,725	444,909
Other receivables	2,074,238	2,546,241
Income and minimum presumed recoverable income taxes	5,575	16,286
Deferred tax assets	9,690,160	7,312,964
Investments in joint ventures and associates	42,306,321	39,296,810
Investment properties	560,783	3,589,749
Property, plant and equipment	74,563,591	67,853,835
Intangible assets	174,453,875	173,783,956
Goodwill	112,163,432	112,163,432
Right of use asset	12,688,949	13,936,575
Total non-current assets	428,951,649	420,944,757
Total assets	836,130,342	818,059,158
CURRENT LIABILITIES
Trade and other payables	166,619,725	150,807,674
Borrowings	142,608,708	107,639,659
Employee benefits and social security	7,815,538	9,606,707
Deferred revenue and advances from customers	5,539,897	24,875,662
Income tax payable	3,958,922	509,034
Consideration for acquisition	2,949,273	1,415,099
Lease liabilities	3,480,295	3,858,699
Total current liabilities	332,972,358	298,712,534
NON-CURRENT LIABILITIES
Borrowings	20,475,005	60,670,946
Deferred revenue and advances from customers	2,779,695	2,057,805
Joint ventures and associates		622,823
Deferred tax liabilities	39,420,755	35,785,347
Provisions	773,713	891,769
Consideration for acquisition	2,664,730	3,578,157
Secured notes	79,722,978	75,213,146
Lease liabilities	8,791,543	10,030,524
Total non-current liabilities	154,628,419	188,850,517
Total liabilities	487,600,777	487,563,051
EQUITY
Equity attributable to owners of the parent	313,354,742	298,594,088
Non-controlling interest	35,174,823	31,902,019
Total equity	348,529,565	330,496,107
Total equity and liabilities	$ 836,130,342	$ 818,059,158